NON-CONTROLLING INTERESTS - Summary of Preferred Equity (Details) - USD ($) shares in Thousands, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of preference shares [Line Items]
Distributions or dividends declared	$ (514)	$ (895)	$ (946)	$ (1,323)
Class A Preference Shares
Disclosure of preference shares [Line Items]
Number of shares outstanding (in shares)	31,030		31,030
Distributions or dividends declared			$ 13	13
Non-controlling interests	$ 584		584		$ 571
Series 1 (C$136)
Disclosure of preference shares [Line Items]
Notional amount	$ 136		$ 136
Number of shares outstanding (in shares)	6,850		6,850
Cumulative distribution rate (%)			3.10%
Earliest permitted redemption date			April 2025
Distributions or dividends declared			$ 2	2
Non-controlling interests	$ 129		129		126
Series 2 (C$113)
Disclosure of preference shares [Line Items]
Notional amount	$ 113		$ 113
Number of shares outstanding (in shares)	3,110		3,110
Cumulative distribution rate (%)			7.00%
Earliest permitted redemption date			April 2025
Distributions or dividends declared			$ 2	2
Non-controlling interests	$ 59		59		57
Series 3 (C$249)
Disclosure of preference shares [Line Items]
Notional amount	$ 249		$ 249
Number of shares outstanding (in shares)	9,960		9,960
Cumulative distribution rate (%)			4.40%
Earliest permitted redemption date			July 2024
Distributions or dividends declared			$ 4	4
Non-controlling interests	$ 186		186		183
Series 5 (C$103)
Disclosure of preference shares [Line Items]
Notional amount	$ 103		$ 103
Number of shares outstanding (in shares)	4,110		4,110
Cumulative distribution rate (%)			5.00%
Earliest permitted redemption date			April 2018
Distributions or dividends declared			$ 2	2
Non-controlling interests	$ 77		77		76
Series 6 (C$175)
Disclosure of preference shares [Line Items]
Notional amount	$ 175		$ 175
Number of shares outstanding (in shares)	7,000		7,000
Cumulative distribution rate (%)			5.00%
Earliest permitted redemption date			July 2018
Distributions or dividends declared			$ 3	$ 3
Non-controlling interests	$ 134		$ 134		$ 129